Mortgage Loans at Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Reconciliation of Changes in Mortgage Loans at Fair Value
The table below includes the estimated fair value and unpaid principal balance (“UPB”) of mortgage loans that have contractual principal amounts and for which the Company has elected the fair value option. The fair value option has been elected for mortgage loans, as this accounting treatment best reflects the economic consequences of the Company’s mortgage origination and related hedging and risk management activities. The difference between the UPB and estimated fair value is made up of the premiums paid on mortgage loans, as well as the fair value adjustment as of the balance sheet date. The change in fair value adjustment is recorded in the “Loan production income” line item of the condensed consolidated statements of operations.

(In thousands)	September 30, 2021	December 31, 2020
Mortgage loans, unpaid principal balance	$11,568,222	$7,620,014
Premiums paid on mortgage loans	153,628	101,949
Fair value adjustment	14,792	194,552

Mortgage loans at fair value	$11,736,642	$7,916,515

United Wholesale Mortgage L L C [Member]
Summary of Reconciliation of Changes in Mortgage Loans at Fair Value
The table below includes the estimated fair value and unpaid principal balance (“UPB”) of mortgage loans that have contractual principal amounts and for which the Company has elected the fair value option. The fair value option has been elected for mortgage loans, as this accounting treatment best reflects the economic consequences of the Company’s mortgage origination and related hedging and risk management activities. The difference between the UPB and estimated fair value is made up of the premiums paid on mortgage loans, as well as the fair value adjustment as of the balance sheet date. The change in fair value adjustment is recorded in the “Loan production income” line item of the consolidated statement of operations.

(In thousands)	December 31, 2020	December 31, 2019
Mortgage loans, unpaid principal balance	$7,620,014	$5,309,394
Premiums paid on mortgage loans	101,949	88,913
Fair value adjustment	194,552	48,003

Mortgage loans at fair value	$7,916,515	$5,446,310